SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Loss per Ordinary Share

Three months ended March 31,
2021
Net loss:
Net loss	$(1,880,581)
Less-income attributable to shares subject possible to redemption	14,021

Net loss attributable to non redeemable Ordinary shares- Basic and Diluted	$(1,894,602)
Shares:
Basic and Diluted weighted-average number of non redeemable Ordinary shares outstanding	7,921,054

Net income per Ordinary share, basic and diluted	$0.24